SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2022
Sales to external customers	7,385	6,291	26,377	3,189	727	9	—	43,978
Intersegment sales**	28	1,061	115	381	1,211	8	(2,804)	—
Operating income (loss)	1,871	1,875	4,144	323	974	(136)	(124)	8,927
Depreciation and amortization	186	129	652	211	120	18	—	1,316
Capital expenditures	202	213	398	197	162	12	—	1,184
Six months ended June 30, 2021
Sales to external customers	5,755	4,861	19,990	4,170	751	9	—	35,536
Intersegment sales**	23	937	37	726	1,317	7	(3,047)	—
Operating income (loss)	936	1,742	1,861	1,458	1,287	(126)	(85)	7,073
Depreciation and amortization	142	109	615	220	115	20	—	1,221
Capital expenditures	147	139	578	214	97	16	(3)	1,188

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2022	2021
Operating income	8,927	7,073
Income from investments in associates, joint ventures and other investments	1,137	1,043
Financing costs - net	(427)	(594)
Income before taxes	9,637	7,522
Income tax expense	(1,381)	(946)
Net income (including non-controlling interests)	8,256	6,576

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2022	2021
Americas
United States	4,768	3,342
Brazil	4,545	3,971
Canada	2,281	1,844
Mexico	1,463	1,151
Argentina	856	598
Others Americas	960	749
Total Americas	14,873	11,655
Europe
Germany	4,236	3,019
France	3,288	2,489
Poland	3,399	2,328
Spain	2,665	2,041
Italy	2,396	2,667
Turkey	685	669
Czech Republic	848	598
United Kingdom	952	728
Belgium	1,071	877
Russia	420	863
Netherlands	1,046	628
Romania	312	228
Ukraine	275	394
Others Europe	3,499	2,200
Total Europe	25,092	19,729
Asia & Africa
South Africa	1,308	1,202
Morocco	416	325
Egypt	76	26
Rest of Africa	289	456
China	345	397
Kazakhstan	370	370
South Korea	240	264
India	47	91
Rest of Asia	922	1,021
Total Asia & Africa	4,013	4,152
Total	43,978	35,536

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2022	2021
Flat products	25,208	19,418
Long products	9,682	8,380
Tubular products	1,477	1,045
Mining products	837	839
Others	6,774	5,854
Total	43,978	35,536

Schedule of disaggregation of revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2022 and 2021, respectively:

Six months ended June 30, 2022	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	7,153	5,877	23,720	2,767	—	—	39,517
Non-steel sales [1]	10	87	1,124	227	708	—	2,156
By-product sales [2]	64	67	641	84	—	—	856
Other sales [3]	158	260	892	111	19	9	1,449
Total	7,385	6,291	26,377	3,189	727	9	43,978

Six months ended June 30, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	5,594	4,588	17,874	3,470	—	—	31,526
Non-steel sales [1]	1	91	861	490	740	—	2,183
By-product sales [2]	43	52	439	67	—	—	601
Other sales [3]	117	130	816	143	11	9	1,226
Total	5,755	4,861	19,990	4,170	751	9	35,536
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.